Equity (Details) - Schedule of Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 shares
Pre-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – outstanding	18,466
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – outstanding	47,993,134
Post-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – outstanding	48,011,600